Accounts Receivable, Net	6 Months Ended
Apr. 30, 2026
Schedule of Allowance for Expected Losses [Abstract]
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable consisted of the following:

	April 30, 2026	October 31, 2025
Accounts receivable	14,847,372	10,069,682
Less: Allowance for expected credit losses	270,960	192,652
Accounts receivable, net	$14,576,412	$9,877,030

The movement in the allowance for expected losses are as follows:

	April 30, 2026	October 31, 2025
Beginning balance	$192,652	$17,179
Additions	$70,790	$173,564
Foreign currency translation adjustments	7,518	1,909
Allowance for expected losses	$270,960	$192,652

The Company’s credit policy typically requires payment within 180 to 360 days, and payments on the vast majority of its sales have been collected within 360 days.

The additions of expected credit losses were $70,790 and $173,564 as of April 30, 2026 and October 31, 2025, respectively.